Segment Information Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Number of Reportable Segments	3
Assets	$ 989,889	$ 309,606
Operating Segments | Originations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	743,365	243,955
Operating Segments | Servicing
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	176,023	43,314
Operating Segments | Financing
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	17,749	3,590
Intersegment Eliminations
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 52,752 [1]	$ 18,747	[1]

[1]	Includes intersegment eliminations and assets not allocated to the three reportable segments.